DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3     DISCONTINUED OPERATIONS

Divestiture of professional education business

On December 24, 2023, the Company entered into an equity transfer agreement to dispose of its equity interests in the professional education business (Note 1). Upon the consummation of the Divestiture on March 31, 2024, the Company lost its control over the professional education business while the primary focus has shifted to providing IT-focused supplementary STEM education services.

The Divestiture represented a strategic shift that had a major effect on the Company’s operations and financial results. And the professional education business met the criteria to be classified as held-for sale as of December 31, 2023 and was accounted for as discontinued operation. Accordingly, assets, liabilities, results of operations, and cash flows related to professional education business have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented. The Company deconsolidated the professional education business financial statements, effective March 31, 2024.

Ms. Lijuan Han, sister of Mr. Shaoyun Han, is the principal shareholder of the Company, her shares include (i) 7,206,059 ClassB ordinary shares held by Learningon Limited (“Learningon”), (ii) 2,193,220 Class A ordinary shares held by Learningon, and(iii) 151,445 Class A Ordinary Shares held by herself. Learningon is ultimately owned by Ms. Lijuan Han. By virtue of such relationship, Ms. Lijuan Han and Mr. Shaoyun Han undertake to act in concert in accordance with the instructions of Mr. Shaoyun Han with regard to any matter submitted to vote by Ms. Lijuan Han. Therefore, Mr. Shaoyun Han is deemed to share the voting power with respect to these shares. As of February 28, 2025, the concerted action arrangement between Ms. Lijuan Han and Mr. Shaoyun Han was terminated. As the Divestiture is with Tarena Weishang Technology (Hainan) Co., Ltd., a company controlled by Lijuan Han, the Company’s principal shareholder who also has a very close relationship and share voting power with the controlling shareholder, the Company did not recognize any gain or loss from this disposal and the difference between the consideration received by the Company and the carry amounts of the disposed business was recorded in additional paid-in capital.

3     DISCONTINUED OPERATIONS (CONTINUED)

Divestiture of professional education business (Continued)

The assets and liabilities are included in the captions “Current assets of discontinued operations held for sale”, “Non-current assets of discontinued operations held for sale”, “Current liabilities of discontinued operations held for sale” and “Non-current liabilities of discontinued operations held for sale”, in the accompanying balance sheets at December 31, 2023:

December
31, 2023
RMB
Cash and cash equivalents	59,068
Restricted cash	3,520
Accounts receivable, net of allowance for credit losses-current	12,472
Amounts due from related parties	313
Prepaid expenses and others current assets	64,250
Time deposits-non current	120
Property and equipment, net	34,991
Intangible assets, net	148
Right-of-use assets	49,671
Goodwill	3,366
Long-term investments	11,859
Deferred income tax assets	18,848
Other non-current assets, net	16,977
Total assets of discontinued operation	275,603

Balance sheet classification:
Current assets of discontinued operation	275,603
Total assets of discontinued operation	275,603

Short-term bank loans	20,000
Accounts payable	116
Amounts due to related parties	3,596
Operating lease liabilities-current	21,872
Income taxes payable	106,944
Deferred revenue-current	265,132
Accrued expenses and other current liabilities	107,127
Deferred revenue-non current	7,363
Operating lease liabilities-non-current	25,130
Other non-current liabilities	3,511
Total liabilities of discontinued operation	560,791

Balance sheet classification:
Current liabilities of discontinued operation	560,791
Total liabilities of discontinued operation	560,791

3     DISCONTINUED OPERATIONS (CONTINUED)

Divestiture of professional education business (Continued)

The condensed cash flows of professional education business were as follows for the years ended December 31, 2022, 2023 and 2024, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operation:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(28,574)	(140,403)	(16,514)
Net cash provided by/(used in) investing activities	6,109	106,592	(1,835)
Net cash provided by/(used in) financing activities	22,000	(2,000)	(7,792)

Professional education business results of operations for the years ended December 31, 2022, 2023 and 2024, shown in the table below, are included in the consolidated comprehensive (loss) income as “net income (loss) from the discontinued operation” for those respective periods, after intercompany eliminations, as applicable.

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	1,068,230	624,586	111,878
Cost of revenues	(327,627)	(226,214)	(41,412)
Gross profit	740,603	398,372	70,466
Selling and marketing expenses	(362,844)	(252,192)	(48,312)
General and administrative expenses	(206,588)	(149,828)	(56,333)
Research and development expenses	(51,780)	(28,434)	(2,605)
Operating income (loss)	119,391	(32,082)	(36,784)
Interest income (expense), net	738	185	(112)
Income (loss) from discontinued operation	120,129	(31,897)	(36,896)
Gain on disposal of subsidiary (Note b)	—	26,797	—
Other income (loss)	3,133	64	(11,826)
Foreign currency exchange loss, net	(629)	(395)	(584)
Income/(loss) before income taxes	122,633	(5,431)	(49,306)
Income tax expense	(35,338)	(6,549)	(2,367)
Net income (loss) from discontinued operation	87,295	(11,980)	(51,673)

The significant accounting policy of discontinued operation, except those disclosed in Note 2 are summarized as below.

a.Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;
●	identifying the performance obligations in the contract;
●	determining the transaction price;
●	allocating the transaction price to performance obligations in the contract; and
●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

3     DISCONTINUED OPERATIONS (CONTINUED)

a.Revenue recognition (Continued)

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) at rates ranging between 1% and 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT and non-IT related training courses to IT professional education. The Company also cooperate with universities and colleges in China to offer joint-major degree programs in accordance with the higher education reform policies of each province. The Company integrates its selected courses into universities and colleges’ standard undergraduate curriculum for students enrolled in such joint-major programs. Students can attend part of the courses in the Company’s established on-campus learning sites and part of the courses at the Company’s learning centers.

A majority of contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue. For certain students who borrow the tuition fee from financial service providers, the Company also provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company. Given that the Company effectively takes on all of the credit risk of the borrowers and are compensated by the tuition fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). The Company first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. Then the remaining considerations are allocated to the tuition fees consistent with the guidance in ASC 606.

Certain qualified students are allowed to pay their tuition fees on installment for a period of time exceeding one year. When tuition services are sold on installment terms that exceeds one year beyond the point in time that revenue is recognized, the contract contains a significant financing component, and the consideration promised by the customer is variable. The receivable, and therefore the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the tuition fees is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate subject to management decision on the date of the transaction and it reflects the rate that the students can obtain financing of a similar nature from other sources at the date of the transaction.

The Company enters into arrangements with certain students that purchase multiple services. The performance obligations identified include tuition service and practical tutoring service. The Company treats training contracts with multiple performance obligations as separate units of accounting for revenue recognition purposes and recognizes revenue during the contract period when each performance obligation is satisfied. The Company allocates the transaction price to each performance obligations based on stand-alone selling price.

AI and software development revenue

The Company provides AI and software development service to universities and colleges. The Company is responsible for the installation, debugging and development of AI software.

3     DISCONTINUED OPERATIONS (CONTINUED)

a.Revenue recognition (Continued)

The Company is the principal to end customers. The Company acts as the principal in providing the AI and software development service to universities and colleges and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the universities and colleges. Cash received before inspection and acceptance is recorded as deferred revenue.

Each contract of AI and software development service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the AI and software development service are inspected and accepted, then AI and software development service revenue is recognized.

	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred over time	929,693	576,324	102,438
Services transferred at a point in time	138,537	48,262	9,440
Total net revenues	1,068,230	624,586	111,878

b.Disposal of subsidiary

Gaohuiqiangxue Software (Hainan) Co.,Ltd.,(“the Gaohui group”), is a wholly-owned subsidiary of Beijing Tarena through the cooperation with universities and colleges in mainland China to offer joint-major degree programs and related peripheral services to colleges and students (the “Target Business”) in accordance with the higher education reform policies of each province. On April 28, 2023, the Company entered into agreements to dispose of its controlling interest in Target Business to a consortium led by Beijing Weike Xinneng Education Technology Ltd (“Beijing Weike”). Mr. Shaoyun Han is member of the investor consortium and has an interest in the disposal of our Target Business. Pursuant to the agreements, Beijing Weike shall invest RMB43,750 in the Gaohui group in exchange for 70% of the equity in the Beijing Tarena and Mr. Shaoyun Han shall invest RMB6,250 in the Gaohui group in exchange for 10% of the equity in the Beijing Tarena. Upon the completion of such investments on May 31, 2023, Beijing Tarena’s equity share in the Gaohui group has been diluted to 20%, Beijing Tarena lost control of Gaohui group then after. The Company engaged independent appraiser to evaluate the fair value of the Gaohui group and recognized a gain on disposal of subsidiary of RMB26,797. The Company recognized the Gaohui group as the long-term investment and subsequent measured by equity method in 2023. In 2024, the investment in the Gaohui group was disposed of along with the divestiture of the professional education business.

3     DISCONTINUED OPERATIONS (CONTINUED)

c.Accounts receivable

Accounts receivable primarily represent tuition fees due from students, universities and colleges and financial service providers. Accounts receivable which are due over one year as of the balance sheet date are presented as non-current assets. The unearned interest on accounts receivable which are due over one year is reported in the consolidated balance sheets as a direct deduction from the principal amount of accounts receivable. The Company maintains an allowance for credit losses for estimated losses resulting from the inability of its students, universities and colleges or financial service providers to make required payments. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management considers historical losses, the financial condition, the accounts receivable aging, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC Topic 326. Accounts receivable that are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.